Stockholders' Equity (Deficit) - Additional Information (Details)			1 Months Ended	12 Months Ended
	Sep. 22, 2016 shares	Jun. 30, 2009 $ / shares shares	Jan. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2016 shares	Aug. 31, 2016 shares
Class Of Stock [Line Items]
Shares converted to common stock	1,164,105
Common stock, voting rights				Holders of the Company’s common stock are entitled to one vote per share.
Preferred stock, shares authorized				10,000,000	0
Preferred stock, par value | $ / shares				$ 0.001	$ 0.001
Preferred stock, shares outstanding				0	0
Common stock, shares issued				27,150,674	11,106,926
Common stock, shares outstanding				27,150,674	11,106,926
Repurchase of common stock | $					$ 1,500,000
Warrants outstanding				0
Series A and Series A-1 Preferred Stock
Class Of Stock [Line Items]
Preferred stock dividend percentage				8.00%
Convertible Preferred Stock
Class Of Stock [Line Items]
Undeclared cumulative dividends totaled | $				$ 0	$ 9,600,000
Convertible Preferred Stock | Mandatory Conversion Feature | IPO
Class Of Stock [Line Items]
Share price | $ / shares				$ 12.46
Mandatory conversion description				Each share of Series A and Series A-1 would automatically have been converted into shares of common stock at the then effective conversion price for such shares upon the affirmative election of at least a majority of the outstanding shares of preferred stock, or the closing of an underwritten initial public offering with aggregate gross proceeds of at least $35.0 million and a per share price to the public of at least $12.46; provided, that in September 2016, the threshold for automatic conversion of the Company’s preferred stock into shares of the Company’s common stock in connection with an initial public offering was amended to eliminate the price per share threshold and only require that the Company raise at least $35.0 million in gross proceeds.
Convertible Preferred Stock | Mandatory Conversion Feature | Minimum | IPO
Class Of Stock [Line Items]
Aggregate IPO gross proceeds that triggers conversion | $				$ 35,000,000
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized				0	3,129,086
Preferred stock, par value | $ / shares				$ 0.001	$ 0.001
Preferred stock, shares outstanding				0	3,129,084
Series A-1 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized				0	5,870,914
Preferred stock, par value | $ / shares				$ 0.001	$ 0.001
Preferred stock, shares outstanding				0	5,225,879
Class A Common Stock
Class Of Stock [Line Items]
Shares converted to common stock				1,164,105
Common stock, voting rights				The Class A holders did not have any voting rights.
Common stock, shares issued | $ / shares				$ 1.15
Shares converted to common stock				Each share of Class A was convertible automatically into one share of common stock upon the mandatory conversion of the Series A and Series A-1.
Common stock, shares issued				0	1,164,105
Common stock, shares outstanding				0	1,164,105
Common Stock
Class Of Stock [Line Items]
Conversion of preferred stock into common stock				8,354,963
Repurchase of common stock, shares			173,913		173,913
Common Stock | Series A and Series A-1 Preferred Stock
Class Of Stock [Line Items]
Stock conversion ratio				1
Common Stock | Series A Preferred Stock
Class Of Stock [Line Items]
Conversion price per share | $ / shares				$ 2.25
Common Stock | Series A-1 Preferred Stock
Class Of Stock [Line Items]
Conversion price per share | $ / shares				$ 2.49
Common Stock | Class A Common Stock
Class Of Stock [Line Items]
Stock conversion ratio				1
Additional Paid-in Capital
Class Of Stock [Line Items]
Repurchase of common stock | $			$ 1,500,000		$ 1,500,000
Warrant One
Class Of Stock [Line Items]
Warrant expiration period		10 years
Warrant One | Series A-1 Preferred Stock
Class Of Stock [Line Items]
Number of shares purchased under each warrant		10,029
Exercise price of warrants, per share | $ / shares		$ 2.49
Number of shares issued upon exercise of warrant							10,029
Warrant Two
Class Of Stock [Line Items]
Warrant expiration period		10 years
Warrant expiration period from closing of initial public offering		5 years
Warrant Two | Series A-1 Preferred Stock
Class Of Stock [Line Items]
Number of shares purchased under each warrant		120,355
Exercise price of warrants, per share | $ / shares		$ 2.49
Number of shares issued upon exercise of warrant						100,683